Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds	Plants under construction (1)	Other	Right of use asset	Total
$ millions

Cost
Balance as of January 1, 2021	880	7,419	1,441	778	1,003	496	12,017
Additions in respect of business combinations	85	20	-	9	2	9	125
Additions	193	382	51	(99)	78	37	642
Disposals	(2)	(44)	(1)	-	(6)	(20)	(73)
Exit from consolidation	(9)	(21)	-	-	(1)	(2)	(33)
Translation differences	(40)	(92)	(26)	(24)	(3)	(2)	(187)
Balance as of December 31, 2021	1,107	7,664	1,465	664	1,073	518	12,491
Accumulated depreciation
Balance as of January 1, 2021	491	4,300	763	-	817	96	6,467
Depreciation	30	227	55	-	71	71	454
Reversal of impairment	-	(6)	-	-	-	-	(6)
Disposals	(5)	(34)	-	-	(4)	(19)	(62)
Exit from consolidation	(3)	(19)	-	-	-	-	(22)
Translation differences	(11)	(58)	(21)	-	(3)	(1)	(94)
Balance as of December 31, 2021	502	4,410	797	-	881	147	6,737

Depreciated balance as of December 31, 2021	605	3,254	668	664	192	371	5,754

(1) The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.

Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds	Plants under construction (1)	Other	Right of use asset	Total
$ millions

Cost
Balance as of January 1, 2020	804	6,865	1,392	765	945	423	11,194
Additions	63	467	21	(24)	68	80	675
Disposals	(7)	(34)	-	-	(7)	(21)	(69)
Exit from consolidation	(14)	(5)	-	-	(6)	(1)	(26)
Translation differences	34	126	28	37	3	15	243
Balance as of December 31, 2020	880	7,419	1,441	778	1,003	496	12,017
Accumulated depreciation
Balance as of January 1, 2020	445	3,950	666	-	760	42	5,863
Depreciation	35	246	47	-	66	67	461
Disposals	(6)	(31)	-	-	(7)	(15)	(59)
Impairment	-	58	27	-	-	-	85
Exit from consolidation	(2)	(4)	-	-	(4)	-	(10)
Translation differences	19	81	23	-	2	2	127
Balance as of December 31, 2020	491	4,300	763	-	817	96	6,467

Depreciated balance as of December 31, 2020	389	3,119	678	778	186	400	5,550

(1) The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.